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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_| Amendment No.: ________

   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K Capital Partners, LLC
Address: 75 Park Plaza
         Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Financial Officer
Phone: 617-646-7728

Signature, place and date of signing:


/s/ Robert T. Needham              Boston, MA    May 15, 2007
------------------------------   [City, State]       [Date]
  [Signature]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $236,608 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MGRS      SOLE    SHARED  OTHER
-------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  -----  ---------  ------  -----
Altria Group Inc           Common          02209S103   34,710     395,283   SH           Sole              395,283
Convera Corp               CL A            211919105      644     205,000   SH           Sole              205,000
Davita Inc                 Common          23918K108   20,240     379,600   SH           Sole              379,600
Dell Inc.                  Common          24702R101    2,321     100,000   SH           Sole              100,000
iShares TR                 1-3 YR TRS BD   464287457    4,023      50,000   SH           Sole               50,000
Liberty Media Hldg Corp    Cap Com Ser A   53071M302   72,394     654,620   SH           Sole              654,620
Sovereign Bancorp Inc      Common          845905108   67,686   2,660,600   SH           Sole            2,660,600
Sun-Times Media Group Inc  Common          86688Q100   31,875   6,426,410   SH           Sole            6,426,410
Streettracks Gold TR       Gold SHS        863307104    2,715      41,300   SH           Sole               41,300